Guarantees, Commitments,And Contingencies - Additional Information (Detail) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Companys purchase obligations of future period [Abstract]
Letters of credit, outstanding	$ 35.6	$ 42.1	$ 47.5
Legal provisions		$ 0.0